COMMITMENTS AND CONTRACTUAL OBLIGATIONS (Details) $ in Thousands, $ in Millions		12 Months Ended
	Nov. 03, 2016 USD ($)	Dec. 31, 2017 AUD ($) $ / oz oz	Dec. 31, 2016 oz
Fosterville Gold Mine Pty Ltd.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
License fee rate (in AUD per ounce) | $ / oz		1.33
License fee obligation terms, minimum gold treated (in ounces)		1,500,000
Mass of gold treated in plant (in ounces)		1,308,962	1,126,840
Taylor Mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Net smelter return, royalty percentage		1.00%
Holt Mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Net smelter return, royalty percentage			10.00%
Macassa, Taylor, Holt, Holloway Mines
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Net smelter return, royalty percentage		0.50%
Maud Creek Gold Project
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Ad valorem return, royalty percentage		1.00%
Royalty obligation terms, minimum gold production (in ounces)		300,000
Gross royalty percentage obligation on gold production		1.00%
Royalty obligation payments on gold production (in AUD per ounce) | $ / oz		5
Contractual capital commitments | $		$ 2
Franco‑Nevada Canada Holdings Corp. | Macassa Mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Net smelter return, royalty percentage	2.50%	1.50%
Royalty return percentage acquired	1.00%
Price of royalty purchased | $	$ 30,532
AuRico Metals Inc. | Fosterville Gold Mine Pty Ltd.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Net smelter return, royalty percentage		2.00%
Bottom of range | Holloway mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Net smelter return, royalty percentage		7.00%
Top of range | Holloway mine
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Net smelter return, royalty percentage		8.00%